Employee Defined Combination Plan - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Total amounts incurred for employee defined contribution plan	$ 263.86	1,640.00	1,050.00	631.25